Goodwill and Other Intangible Assets - Future amortization of intangible assets (Details) - Benson Hill, Inc - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 1,124	$ 841	$ 356
Year ending December 31:
2021	849
2022	849
2023	847
2024	847
2025	847
Thereafter	5,874
Total amortization	10,113
Indefinite intangible assets	4,710	$ 4,710
IPRD
Year ending December 31:
Indefinite intangible assets	$ 4,710